Document and Entity Information	12 Months Ended
Jan. 02, 2026
Cover [Abstract]
Document Type	DEF 14A
Entity Registrant Name	WILLDAN GROUP, INC.
Entity Central Index Key	0001370450
Amendment Flag	false